Quarterly Report
September 30, 2021
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 7.6%
Afterpay, Ltd. (a)	50,626	$4,394,488
AGL Energy, Ltd.	146,412	604,133
Ampol, Ltd.	61,856	1,233,466
APA Group Stapled Security	266,666	1,659,630
Aristocrat Leisure, Ltd.	139,103	4,622,244
ASX, Ltd.	47,300	2,728,634
Aurizon Holdings, Ltd.	422,789	1,143,726
AusNet Services, Ltd.	533,275	964,459
Australia & New Zealand Banking Group, Ltd.	672,737	13,499,067
BHP Group PLC	498,874	12,577,666
BHP Group, Ltd. (b)	703,300	18,768,048
BlueScope Steel, Ltd.	121,862	1,764,266
Brambles, Ltd.	344,056	2,643,407
Cochlear, Ltd.	15,354	2,400,334
Coles Group, Ltd.	324,433	3,937,613
Commonwealth Bank of Australia	421,124	31,225,831
Computershare, Ltd.	133,268	1,721,865
Crown Resorts, Ltd. (a)(b)	91,949	628,900
CSL, Ltd.	108,349	22,618,705
Dexus REIT	270,593	2,080,916
Domino's Pizza Enterprises, Ltd.	15,336	1,752,650
Endeavour Group, Ltd.	333,557	1,667,766
Evolution Mining, Ltd.	418,777	1,058,007
Fortescue Metals Group, Ltd.	410,252	4,366,383
Glencore PLC (a)	2,396,373	11,280,738
Goodman Group REIT	397,132	6,105,630
GPT Group REIT	477,245	1,717,564
Insurance Australia Group, Ltd.	608,945	2,124,836
LendLease Corp., Ltd. Stapled Security	174,907	1,343,653
Macquarie Group, Ltd.	81,966	10,580,917
Magellan Financial Group, Ltd.	31,569	791,747
Medibank Pvt, Ltd.	647,264	1,651,235
Mirvac Group REIT	952,806	2,019,475
National Australia Bank, Ltd.	790,319	15,572,972
Newcrest Mining, Ltd.	199,760	3,308,817
Northern Star Resources, Ltd.	278,756	1,705,866
Oil Search, Ltd.	449,817	1,398,656
Orica, Ltd.	92,163	899,443
Origin Energy, Ltd.	392,018	1,314,129
Qantas Airways, Ltd. (a)	205,549	828,294
QBE Insurance Group, Ltd.	343,146	2,824,558
Ramsay Health Care, Ltd.	42,271	2,093,070
REA Group, Ltd.	13,455	1,514,189
Reece, Ltd.	64,655	871,254
Rio Tinto PLC	268,246	17,596,496
Rio Tinto, Ltd.	86,809	6,174,893
Santos, Ltd.	434,404	2,223,186
Security Description	Shares	Value
Scentre Group REIT	1,216,077	$2,586,106
SEEK, Ltd.	76,262	1,675,095
Sonic Healthcare, Ltd.	110,337	3,186,005
South32, Ltd.	1,131,824	2,806,329
Stockland REIT	553,225	1,752,915
Suncorp Group, Ltd.	313,883	2,788,729
Sydney Airport Stapled Security (a)	302,380	1,774,354
Tabcorp Holdings, Ltd.	553,979	1,923,252
Telstra Corp., Ltd.	974,160	2,727,428
Transurban Group Stapled Security	653,555	6,581,372
Transurban Group (a)	72,617	742,761
Treasury Wine Estates, Ltd.	174,633	1,538,633
Vicinity Centres REIT	995,722	1,176,199
Washington H Soul Pattinson & Co., Ltd. (b)	55,640	1,545,010
Wesfarmers, Ltd.	271,491	10,789,165
Westpac Banking Corp.	878,786	16,238,338
WiseTech Global, Ltd.	35,073	1,328,978
Woodside Petroleum, Ltd.	238,313	4,071,604
Woolworths Group, Ltd.	303,113	8,506,857
		309,742,952
AUSTRIA — 0.3%
Erste Group Bank AG	65,346	2,870,775
Mondi PLC	112,574	2,760,682
OMV AG	34,411	2,073,153
Raiffeisen Bank International AG	34,387	899,840
Verbund AG	15,343	1,552,515
Voestalpine AG	26,238	969,700
		11,126,665
BELGIUM — 0.8%
Ageas SA/NV	42,254	2,093,521
Anheuser-Busch InBev SA/NV	183,209	10,396,519
Elia Group SA	6,832	816,848
Etablissements Franz Colruyt NV (b)	12,414	633,592
Groupe Bruxelles Lambert SA	27,148	2,987,707
KBC Group NV	59,437	5,364,259
Proximus SADP	40,640	806,897
Sofina SA	3,463	1,376,706
Solvay SA	17,518	2,174,189
UCB SA	29,922	3,352,319
Umicore SA	46,251	2,737,607
		32,740,164
BRAZIL — 0.1%
Yara International ASA	40,982	2,033,002
CHILE — 0.0% (c)
Antofagasta PLC	91,520	1,664,345

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	910,000	$2,742,210
Budweiser Brewing Co. APAC, Ltd. (b)(d)	393,700	1,000,013
Chow Tai Fook Jewellery Group, Ltd.	530,400	1,008,709
ESR Cayman, Ltd. (a)(d)	507,600	1,531,988
Futu Holdings, Ltd. ADR (a)(b)	13,300	1,210,566
Prosus NV (a)	223,346	17,886,095
SITC International Holdings Co., Ltd.	315,000	1,120,891
Wilmar International, Ltd.	491,200	1,517,736
		28,018,208
DENMARK — 2.6%
Ambu A/S Class B	37,433	1,107,629
AP Moller - Maersk A/S Class A	740	1,908,168
AP Moller - Maersk A/S Class B	1,421	3,849,111
Carlsberg AS Class B	24,124	3,938,057
Chr. Hansen Holding A/S	24,085	1,968,513
Coloplast A/S Class B	27,747	4,341,226
Danske Bank A/S	161,421	2,720,970
Demant A/S (a)	26,480	1,335,169
DSV A/S	48,305	11,569,492
Genmab A/S (a)	15,417	6,740,114
GN Store Nord A/S	28,479	1,970,894
Novo Nordisk A/S Class B	399,359	38,517,411
Novozymes A/S Class B	49,593	3,401,728
Orsted A/S (d)	44,444	5,861,927
Pandora A/S	24,006	2,916,093
ROCKWOOL International A/S Class B	1,854	792,304
Tryg A/S	84,592	1,918,768
Vestas Wind Systems A/S	242,528	9,733,477
		104,591,051
FINLAND — 1.2%
Elisa Oyj	33,812	2,101,959
Fortum Oyj	104,227	3,166,605
Kesko Oyj Class B	64,169	2,214,554
Kone Oyj Class B	79,854	5,612,518
Neste Oyj	99,395	5,610,005
Nokia Oyj (a)	1,270,136	7,008,816
Nordea Bank Abp	778,065	10,033,063
Orion Oyj Class B	23,073	913,951
Sampo Oyj Class A	120,745	5,972,823
Stora Enso Oyj Class R	132,563	2,209,169
UPM-Kymmene Oyj	125,778	4,454,119
Wartsila OYJ Abp	105,287	1,254,545
		50,552,127
FRANCE — 10.7%
Accor SA (a)	42,276	1,508,226
Adevinta ASA (a)	60,938	1,045,753
Security Description	Shares	Value
Aeroports de Paris (a)	6,603	$841,399
Air Liquide SA	113,116	18,126,051
Airbus SE (a)	140,526	18,640,005
Alstom SA	74,720	2,835,802
Amundi SA (d)	13,764	1,158,247
Arkema SA	16,060	2,118,879
Atos SE	23,181	1,232,055
AXA SA	457,690	12,690,646
BioMerieux	10,678	1,215,646
BNP Paribas SA	266,736	17,074,788
Bollore SA	207,655	1,199,785
Bouygues SA	56,425	2,335,362
Bureau Veritas SA	70,855	2,187,807
Capgemini SE	37,731	7,828,583
Carrefour SA	147,965	2,653,118
Cie de Saint-Gobain	118,894	8,005,356
Cie Generale des Etablissements Michelin SCA	40,007	6,137,870
CNP Assurances	44,447	701,876
Covivio REIT	11,839	995,430
Credit Agricole SA	282,163	3,880,462
Danone SA	155,489	10,606,408
Dassault Aviation SA	6,050	680,427
Dassault Systemes SE	158,514	8,346,202
Edenred	58,898	3,172,265
Eiffage SA	20,101	2,032,597
Electricite de France SA	103,834	1,305,469
Engie SA	432,101	5,656,189
EssilorLuxottica SA	67,512	12,907,758
Eurazeo SE	10,324	967,886
Faurecia SE (e)	27,851	1,311,001
Faurecia SE (e)	4,239	201,179
Gecina SA REIT	11,417	1,536,796
Getlink SE	103,374	1,615,708
Hermes International	7,505	10,360,271
Ipsen SA	9,549	910,395
Kering SA	17,962	12,764,309
Klepierre SA REIT (a)	54,087	1,210,200
La Francaise des Jeux SAEM (d)	21,241	1,092,718
Legrand SA	62,834	6,736,127
L'Oreal SA	59,749	24,737,184
LVMH Moet Hennessy Louis Vuitton SE	66,169	47,418,999
Orange SA	478,146	5,173,762
Orpea SA	12,027	1,399,116
Pernod Ricard SA	49,370	10,889,899
Publicis Groupe SA	53,414	3,590,094
Remy Cointreau SA	5,726	1,111,555
Renault SA (a)	45,160	1,602,967
Safran SA	81,565	10,321,735
Sanofi	269,546	25,961,019
Sartorius Stedim Biotech	6,619	3,700,644
Schneider Electric SE	128,505	21,414,093
SCOR SE	37,290	1,074,354

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SEB SA	6,154	$866,225
Societe Generale SA	190,467	5,967,533
Sodexo SA (a)	20,862	1,824,192
Suez SA	82,614	1,884,750
Teleperformance	14,130	5,560,699
Thales SA	25,512	2,474,811
TotalEnergies SE	594,307	28,421,368
Ubisoft Entertainment SA (a)	21,613	1,294,905
Unibail-Rodamco-Westfield REIT (a)	30,212	2,224,774
Valeo	53,270	1,487,421
Veolia Environnement SA	158,342	4,840,770
Vinci SA	125,895	13,100,971
Vivendi SE	171,042	2,154,525
Wendel SE	6,806	940,902
Worldline SA (a)(d)	55,991	4,270,182
		433,536,500
GERMANY — 8.7%
adidas AG	45,654	14,354,495
Allianz SE	98,191	22,010,655
Aroundtown SA	242,928	1,674,375
BASF SE	217,829	16,522,219
Bayer AG	232,399	12,620,100
Bayerische Motoren Werke AG	78,920	7,499,622
Bayerische Motoren Werke AG Preference Shares	12,415	942,242
Bechtle AG	18,849	1,289,845
Beiersdorf AG	24,240	2,616,853
Brenntag SE	35,734	3,321,215
Carl Zeiss Meditec AG	9,991	1,914,789
Commerzbank AG (a)	228,232	1,512,526
Continental AG (a)	25,377	2,756,318
Covestro AG (d)	46,674	3,182,517
Daimler AG	202,980	17,918,545
Deutsche Bank AG (a)	499,729	6,353,718
Deutsche Boerse AG	45,913	7,454,005
Deutsche Lufthansa AG (a)(b)	64,206	438,290
Deutsche Post AG	235,113	14,751,520
Deutsche Telekom AG	798,388	16,019,322
Deutsche Wohnen SE	78,496	4,802,088
E.ON SE	529,924	6,471,442
Evonik Industries AG	48,315	1,515,808
Fresenius Medical Care AG & Co. KGaA	49,013	3,439,762
Fresenius SE & Co. KGaA	101,708	4,870,791
FUCHS PETROLUB SE Preference Shares	15,262	714,945
GEA Group AG	34,919	1,595,554
Hannover Rueck SE	14,101	2,456,836
HeidelbergCement AG	36,276	2,707,714
HelloFresh SE (a)	38,960	3,592,689
Henkel AG & Co. KGaA Preference Shares	41,512	3,842,203
Henkel AG & Co. KGaA	26,082	2,244,869
Security Description	Shares	Value
Infineon Technologies AG	308,951	$12,642,076
KION Group AG	17,206	1,600,600
Knorr-Bremse AG	17,095	1,829,969
LANXESS AG	20,037	1,354,890
LEG Immobilien SE	17,450	2,466,156
Merck KGaA	30,381	6,579,061
MTU Aero Engines AG	13,025	2,929,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,241	9,075,146
Nemetschek SE	13,024	1,361,059
Porsche Automobil Holding SE Preference Shares	36,100	3,571,788
Puma SE	24,763	2,754,207
Rational AG	1,178	1,107,156
RWE AG	155,118	5,473,593
SAP SE	247,766	33,522,537
Sartorius AG Preference Shares	6,239	3,973,859
Scout24 AG (d)	22,039	1,531,504
Siemens AG	181,604	29,716,902
Siemens Energy AG (a)	99,119	2,652,754
Siemens Healthineers AG (d)	66,253	4,299,092
Symrise AG	30,470	3,995,804
TeamViewer AG (a)(d)	40,018	1,171,356
Telefonica Deutschland Holding AG	255,715	728,455
Uniper SE	20,430	850,933
United Internet AG	23,175	896,953
Vitesco Technologies Group AG Class A (a)	5,076	299,989
Volkswagen AG	7,600	2,345,078
Volkswagen AG Preference Shares	44,452	9,913,597
Vonovia SE	131,575	7,914,171
Zalando SE (a)(d)	52,109	4,754,881
		354,721,257
HONG KONG — 2.5%
AIA Group, Ltd.	2,876,200	33,088,955
CK Asset Holdings, Ltd.	471,899	2,722,751
CK Infrastructure Holdings, Ltd.	153,000	853,378
CLP Holdings, Ltd.	386,000	3,716,570
Hang Lung Properties, Ltd.	527,000	1,201,060
Hang Seng Bank, Ltd.	182,800	3,131,146
Henderson Land Development Co., Ltd.	368,436	1,406,843
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	582,869
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,256,560
Hong Kong & China Gas Co., Ltd.	2,624,995	3,966,089
Hong Kong Exchanges & Clearing, Ltd.	287,330	17,656,574

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hongkong Land Holdings, Ltd.	303,400	$1,449,243
Jardine Matheson Holdings, Ltd.	51,000	2,695,770
Link REIT	486,518	4,166,220
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	540,907
MTR Corp., Ltd.	385,101	2,072,582
New World Development Co., Ltd.	384,269	1,562,920
Power Assets Holdings, Ltd.	345,500	2,025,353
Sino Land Co., Ltd.	864,759	1,163,361
Sun Hung Kai Properties, Ltd.	305,000	3,808,334
Swire Pacific, Ltd. Class A	113,500	671,584
Swire Properties, Ltd.	294,600	738,709
Techtronic Industries Co., Ltd.	328,500	6,491,667
WH Group, Ltd. (d)	1,965,266	1,399,364
Wharf Real Estate Investment Co., Ltd.	417,000	2,142,499
Xinyi Glass Holdings, Ltd.	457,000	1,363,255
		101,874,563
IRELAND — 0.7%
CRH PLC	188,856	8,917,647
Flutter Entertainment PLC (a)	39,133	7,765,339
Kerry Group PLC Class A	37,382	5,025,569
Kingspan Group PLC	36,426	3,635,350
Smurfit Kappa Group PLC	60,634	3,193,937
		28,537,842
ISRAEL — 0.6%
Azrieli Group, Ltd.	9,439	849,108
Bank Hapoalim BM	274,678	2,411,021
Bank Leumi Le-Israel BM	347,927	2,945,988
Check Point Software Technologies, Ltd. (a)	25,910	2,928,866
Elbit Systems, Ltd.	6,111	884,260
ICL Group, Ltd.	162,743	1,185,161
Israel Discount Bank, Ltd. Class A (a)	258,897	1,365,741
Mizrahi Tefahot Bank, Ltd.	33,833	1,138,716
Nice, Ltd. (a)	14,830	4,196,427
Teva Pharmaceutical Industries, Ltd. ADR (a)	191,928	1,869,379
Teva Pharmaceutical Industries, Ltd. (a)	71,135	697,271
Wix.com, Ltd. (a)	13,200	2,586,804
		23,058,742
ITALY — 2.0%
Amplifon SpA	28,656	1,362,597
Assicurazioni Generali SpA	268,195	5,683,094
Atlantia SpA (a)	116,406	2,197,915
Davide Campari-Milano NV	126,872	1,783,122
DiaSorin SpA	5,764	1,207,672
Security Description	Shares	Value
Enel SpA	1,928,292	$14,807,727
Eni SpA	592,969	7,911,457
Ferrari NV	30,472	6,362,795
FinecoBank Banca Fineco SpA (a)	147,593	2,667,187
Infrastrutture Wireless Italiane SpA (d)	77,345	861,917
Intesa Sanpaolo SpA	3,950,028	11,188,259
Mediobanca Banca di Credito Finanziario SpA (a)	157,610	1,897,190
Moncler SpA	50,244	3,065,999
Nexi SpA (a)(d)	103,243	1,926,239
Poste Italiane SpA (d)	121,311	1,666,692
Prysmian SpA	60,742	2,122,726
Recordati Industria Chimica e Farmaceutica SpA	26,064	1,511,442
Snam SpA	474,615	2,626,876
Telecom Italia SpA (e)	2,216,193	867,003
Telecom Italia SpA (e)	1,340,681	541,293
Terna - Rete Elettrica Nazionale	330,559	2,347,127
UniCredit SpA	500,745	6,630,131
		81,236,460
JAPAN — 23.7%
ABC-Mart, Inc.	8,800	493,081
Acom Co., Ltd.	91,400	333,152
Advantest Corp.	47,800	4,248,746
Aeon Co., Ltd. (b)	157,600	4,132,900
AGC, Inc.	45,000	2,313,131
Aisin Corp.	37,200	1,344,625
Ajinomoto Co., Inc.	110,500	3,257,060
ANA Holdings, Inc. (a)	39,200	1,016,542
Asahi Group Holdings, Ltd.	107,900	5,193,686
Asahi Intecc Co., Ltd.	51,900	1,417,900
Asahi Kasei Corp.	290,300	3,103,068
Astellas Pharma, Inc.	439,100	7,209,032
Azbil Corp.	28,400	1,219,709
Bandai Namco Holdings, Inc.	48,700	3,651,963
Bridgestone Corp.	137,500	6,488,964
Brother Industries, Ltd.	53,900	1,183,106
Canon, Inc. (b)	236,400	5,769,732
Capcom Co., Ltd.	40,600	1,125,285
Casio Computer Co., Ltd. (b)	41,000	677,098
Central Japan Railway Co.	34,900	5,556,892
Chiba Bank, Ltd.	135,500	875,864
Chubu Electric Power Co., Inc.	153,000	1,803,728
Chugai Pharmaceutical Co., Ltd.	158,100	5,770,973
Concordia Financial Group, Ltd.	242,100	950,639
Cosmos Pharmaceutical Corp. (b)	5,300	897,853
CyberAgent, Inc.	101,600	1,955,196
Dai Nippon Printing Co., Ltd.	58,500	1,405,885
Daifuku Co., Ltd.	25,200	2,357,471

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Dai-ichi Life Holdings, Inc.	241,500	$5,268,605
Daiichi Sankyo Co., Ltd.	420,100	11,138,716
Daikin Industries, Ltd.	59,600	12,962,470
Daito Trust Construction Co., Ltd.	15,100	1,766,902
Daiwa House Industry Co., Ltd.	136,700	4,545,459
Daiwa House REIT Investment Corp.	557	1,631,613
Daiwa Securities Group, Inc.	327,300	1,902,958
Denso Corp.	101,700	6,624,075
Dentsu Group, Inc.	53,400	2,049,395
Disco Corp.	7,200	2,011,569
East Japan Railway Co.	73,400	5,174,389
Eisai Co., Ltd.	56,500	4,221,650
ENEOS HoldingS, Inc.	756,400	3,065,053
FANUC Corp.	45,900	10,038,863
Fast Retailing Co., Ltd.	14,000	10,299,306
Fuji Electric Co., Ltd.	30,600	1,388,983
FUJIFILM Holdings Corp.	84,900	7,312,696
Fujitsu, Ltd.	46,900	8,454,056
GLP J-REIT	977	1,604,180
GMO Payment Gateway, Inc.	9,800	1,234,257
Hakuhodo DY Holdings, Inc.	55,500	952,699
Hamamatsu Photonics KK	32,300	1,993,022
Hankyu Hanshin Holdings, Inc.	53,900	1,692,165
Harmonic Drive Systems, Inc. (b)	8,900	425,751
Hikari Tsushin, Inc.	4,800	809,255
Hino Motors, Ltd.	63,000	583,541
Hirose Electric Co., Ltd.	7,210	1,195,196
Hisamitsu Pharmaceutical Co., Inc.	11,400	430,091
Hitachi Construction Machinery Co., Ltd.	24,800	694,997
Hitachi Metals, Ltd. (a)	53,700	1,034,418
Hitachi, Ltd.	231,500	13,661,333
Honda Motor Co., Ltd.	386,100	11,840,394
Hoshizaki Corp.	13,900	1,261,087
Hoya Corp.	88,400	13,757,444
Hulic Co., Ltd.	65,600	728,721
Ibiden Co., Ltd.	24,300	1,333,274
Idemitsu Kosan Co., Ltd.	47,840	1,255,352
Iida Group Holdings Co., Ltd.	35,900	921,092
Inpex Corp.	258,400	2,006,940
Isuzu Motors, Ltd.	137,000	1,777,927
Ito En, Ltd.	11,600	767,555
ITOCHU Corp.	282,700	8,213,251
Itochu Techno-Solutions Corp.	22,200	719,127
Japan Airlines Co., Ltd. (a)	39,300	933,256
Japan Exchange Group, Inc.	120,400	2,978,426
Japan Metropolitan Fund Invest REIT	1,658	1,588,026
Japan Post Bank Co., Ltd.	94,700	810,249
Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	383,400	$3,214,647
Japan Post Insurance Co., Ltd.	55,900	1,011,376
Japan Real Estate Investment Corp. REIT	281	1,681,277
Japan Tobacco, Inc.	284,500	5,560,577
JFE Holdings, Inc.	117,800	1,762,127
JSR Corp.	50,500	1,810,716
Kajima Corp.	114,800	1,467,422
Kakaku.com, Inc.	33,100	1,066,217
Kansai Electric Power Co., Inc.	159,100	1,537,838
Kansai Paint Co., Ltd.	46,200	1,143,193
Kao Corp.	115,000	6,826,884
KDDI Corp.	383,400	12,591,043
Keio Corp.	22,700	1,211,101
Keisei Electric Railway Co., Ltd.	34,100	1,126,735
Keyence Corp.	46,200	27,506,239
Kikkoman Corp.	35,900	2,913,946
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,304,894
Kirin Holdings Co., Ltd.	200,000	3,702,659
Kobayashi Pharmaceutical Co., Ltd.	14,100	1,115,081
Kobe Bussan Co., Ltd.	30,400	990,792
Koei Tecmo Holdings Co., Ltd.	13,520	640,147
Koito Manufacturing Co., Ltd.	26,200	1,571,536
Komatsu, Ltd.	211,700	5,057,156
Konami Holdings Corp.	20,700	1,294,204
Kose Corp.	7,100	846,996
Kubota Corp.	239,800	5,090,768
Kurita Water Industries, Ltd.	23,800	1,142,342
Kyocera Corp.	77,200	4,813,762
Kyowa Kirin Co., Ltd.	63,500	2,283,444
Lasertec Corp.	17,800	4,042,135
Lawson, Inc.	12,000	587,988
Lion Corp.	53,300	859,924
Lixil Corp.	66,100	1,910,994
M3, Inc.	105,200	7,478,609
Makita Corp.	51,600	2,829,985
Marubeni Corp.	362,400	2,990,690
Mazda Motor Corp. (a)	126,500	1,091,975
McDonald's Holdings Co. Japan, Ltd.	21,100	992,965
Medipal Holdings Corp.	46,900	880,448
MEIJI Holdings Co., Ltd.	30,600	1,973,398
Mercari, Inc. (a)(b)	26,400	1,455,149
MINEBEA MITSUMI, Inc.	87,400	2,220,301
MISUMI Group, Inc.	69,000	2,928,516
Mitsubishi Chemical Holdings Corp.	311,100	2,825,065
Mitsubishi Corp.	300,100	9,400,218
Mitsubishi Electric Corp.	436,800	6,055,231
Mitsubishi Estate Co., Ltd.	288,000	4,574,258

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	35,900	$706,157
Mitsubishi HC Capital, Inc.	165,100	861,123
Mitsubishi Heavy Industries, Ltd.	73,400	1,961,745
Mitsubishi UFJ Financial Group, Inc.	2,925,700	17,251,372
Mitsui & Co., Ltd.	367,800	8,022,492
Mitsui Chemicals, Inc.	41,300	1,376,329
Mitsui Fudosan Co., Ltd.	216,100	5,120,547
Miura Co., Ltd.	19,600	781,536
Mizuho Financial Group, Inc.	574,040	8,100,656
MonotaRO Co., Ltd.	57,200	1,278,643
MS&AD Insurance Group Holdings, Inc.	106,500	3,553,135
Murata Manufacturing Co., Ltd.	137,900	12,166,982
Nabtesco Corp.	24,800	935,330
NEC Corp.	60,100	3,248,706
Nexon Co., Ltd.	116,800	1,870,000
NGK Insulators, Ltd.	63,900	1,080,460
NH Foods, Ltd.	21,000	791,061
Nidec Corp.	106,300	11,689,103
Nihon M&A Center, Inc.	69,400	2,032,770
Nintendo Co., Ltd.	26,500	12,632,109
Nippon Building Fund, Inc. REIT	347	2,248,723
Nippon Express Co., Ltd.	17,100	1,174,725
Nippon Paint Holdings Co., Ltd.	165,000	1,792,368
Nippon Prologis REIT, Inc.	499	1,663,498
Nippon Sanso Holdings Corp.	34,900	872,436
Nippon Shinyaku Co., Ltd.	11,200	928,642
Nippon Steel Corp.	204,100	3,661,725
Nippon Telegraph & Telephone Corp.	306,300	8,466,012
Nippon Yusen KK	39,400	2,944,769
Nissan Chemical Corp.	28,900	1,686,011
Nissan Motor Co., Ltd. (a)	568,700	2,834,926
Nisshin Seifun Group, Inc.	46,800	773,563
Nissin Foods Holdings Co., Ltd.	15,300	1,224,662
Nitori Holdings Co., Ltd.	19,700	3,872,574
Nitto Denko Corp.	36,000	2,556,283
Nomura Holdings, Inc.	753,400	3,704,868
Nomura Real Estate Holdings, Inc.	30,100	780,591
Nomura Real Estate Master Fund, Inc. REIT	944	1,355,264
Nomura Research Institute, Ltd.	85,200	3,123,812
NSK, Ltd.	85,800	579,947
NTT Data Corp.	146,900	2,833,070
Obayashi Corp.	143,500	1,179,868
Obic Co., Ltd.	17,000	3,224,573
Odakyu Electric Railway Co., Ltd.	71,700	1,655,337
Security Description	Shares	Value
Oji Holdings Corp.	182,000	$914,746
Olympus Corp.	280,300	6,119,804
Omron Corp.	44,400	4,382,466
Ono Pharmaceutical Co., Ltd.	87,200	1,983,494
Oracle Corp. Japan	10,500	920,069
Oriental Land Co., Ltd.	47,000	7,584,379
ORIX Corp.	287,800	5,371,660
Orix JREIT, Inc.	644	1,117,985
Osaka Gas Co., Ltd.	85,000	1,549,312
Otsuka Corp.	28,200	1,446,484
Otsuka Holdings Co., Ltd.	93,400	3,984,012
Pan Pacific International Holdings Corp.	99,300	2,043,748
Panasonic Corp.	528,000	6,528,346
PeptiDream, Inc. (a)	21,300	693,577
Persol Holdings Co., Ltd.	41,200	1,024,500
Pigeon Corp.	25,300	586,693
Pola Orbis Holdings, Inc.	20,800	477,568
Rakuten Group, Inc.	199,300	1,936,460
Recruit Holdings Co., Ltd.	324,500	19,785,551
Renesas Electronics Corp. (a)	295,100	3,622,785
Resona Holdings, Inc.	526,500	2,100,721
Ricoh Co., Ltd.	167,600	1,710,622
Rinnai Corp.	7,700	843,271
Rohm Co., Ltd.	20,800	1,956,571
Ryohin Keikaku Co., Ltd.	56,200	1,246,923
Santen Pharmaceutical Co., Ltd.	78,900	1,106,873
SBI Holdings, Inc.	54,100	1,321,714
SCSK Corp.	33,000	696,224
Secom Co., Ltd.	49,600	3,578,467
Seiko Epson Corp.	62,200	1,252,665
Sekisui Chemical Co., Ltd.	93,700	1,605,930
Sekisui House, Ltd.	145,600	3,041,351
Seven & i Holdings Co., Ltd.	181,400	8,237,410
SG Holdings Co., Ltd.	73,800	2,082,637
Sharp Corp.	52,900	665,178
Shimadzu Corp.	57,700	2,527,603
Shimano, Inc.	17,800	5,187,877
Shimizu Corp.	125,300	935,560
Shin-Etsu Chemical Co., Ltd.	84,600	14,242,009
Shionogi & Co., Ltd.	64,800	4,423,094
Shiseido Co., Ltd.	94,000	6,301,832
Shizuoka Bank, Ltd. (b)	103,100	844,963
SMC Corp.	13,800	8,588,352
Softbank Corp.	682,200	9,230,675
SoftBank Group Corp.	287,200	16,554,283
Sohgo Security Services Co., Ltd.	15,800	708,537
Sompo Holdings, Inc.	74,600	3,228,399
Sony Group Corp.	299,200	33,133,422
Square Enix Holdings Co., Ltd.	18,900	1,007,590
Stanley Electric Co., Ltd.	30,600	770,961
Subaru Corp.	149,100	2,748,412

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SUMCO Corp.	61,500	$1,223,880
Sumitomo Chemical Co., Ltd.	354,200	1,833,773
Sumitomo Corp.	273,700	3,845,915
Sumitomo Dainippon Pharma Co., Ltd.	37,000	659,680
Sumitomo Electric Industries, Ltd.	174,500	2,314,621
Sumitomo Metal Mining Co., Ltd.	61,200	2,207,474
Sumitomo Mitsui Financial Group, Inc.	307,600	10,794,017
Sumitomo Mitsui Trust Holdings, Inc.	82,000	2,816,994
Sumitomo Realty & Development Co., Ltd.	73,200	2,668,829
Suntory Beverage & Food, Ltd.	35,300	1,459,701
Suzuki Motor Corp.	86,700	3,863,951
Sysmex Corp.	40,800	5,054,989
T&D Holdings, Inc.	135,400	1,852,740
Taisei Corp.	44,200	1,412,692
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	470,953
Takeda Pharmaceutical Co., Ltd.	377,817	12,430,179
TDK Corp.	91,500	3,291,460
Terumo Corp.	154,200	7,262,797
THK Co., Ltd.	24,600	538,464
TIS, Inc.	51,100	1,391,228
Tobu Railway Co., Ltd.	41,600	1,117,302
Toho Co., Ltd.	29,100	1,367,499
Toho Gas Co., Ltd.	17,900	776,587
Tohoku Electric Power Co., Inc.	96,500	707,608
Tokio Marine Holdings, Inc.	150,900	8,068,694
Tokyo Century Corp.	9,800	550,351
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	997,458
Tokyo Electron, Ltd.	35,300	15,555,645
Tokyo Gas Co., Ltd.	88,000	1,633,332
Tokyu Corp.	126,300	1,870,022
TOPPAN, INC.	59,400	1,004,620
Toray Industries, Inc.	339,400	2,151,200
Toshiba Corp.	96,200	4,038,997
Tosoh Corp.	67,700	1,223,762
TOTO, Ltd.	32,800	1,557,906
Toyo Suisan Kaisha, Ltd.	19,300	852,454
Toyota Industries Corp.	34,100	2,798,703
Toyota Motor Corp.	2,514,000	44,680,500
Toyota Tsusho Corp.	52,700	2,207,497
Trend Micro, Inc.	32,100	1,783,102
Tsuruha Holdings, Inc.	10,100	1,242,427
Unicharm Corp.	95,200	4,207,915
United Urban Investment Corp. REIT	751	1,012,481
USS Co., Ltd.	53,400	906,712
Welcia Holdings Co., Ltd.	21,000	754,996
Security Description	Shares	Value
West Japan Railway Co.	53,600	$2,687,553
Yakult Honsha Co., Ltd.	29,300	1,479,474
Yamada Holdings Co., Ltd.	160,900	674,016
Yamaha Corp.	31,400	1,970,168
Yamaha Motor Co., Ltd.	69,900	1,941,121
Yamato Holdings Co., Ltd.	74,000	1,868,267
Yaskawa Electric Corp.	56,200	2,691,870
Yokogawa Electric Corp.	54,700	951,659
Z Holdings Corp.	636,500	4,063,413
ZOZO, Inc.	27,700	1,035,176
		964,573,125
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	40,663	1,338,594
LUXEMBOURG — 0.2%
ArcelorMittal SA	167,005	5,115,107
Eurofins Scientific SE	32,309	4,150,350
		9,265,457
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	510,000	2,616,826
Sands China, Ltd. (a)	608,800	1,245,910
SJM Holdings, Ltd. (a)(b)	457,000	310,611
Wynn Macau, Ltd. (a)(b)	476,000	400,552
		4,573,899
NETHERLANDS — 5.3%
ABN AMRO Bank NV (a)(b)(d)	107,921	1,557,823
Adyen NV (a)(d)	4,740	13,256,879
Aegon NV	425,464	2,197,318
Akzo Nobel NV	44,429	4,857,032
Argenx SE (a)	10,816	3,270,103
ASM International NV	11,147	4,367,632
ASML Holding NV	99,663	74,492,630
EXOR NV	25,479	2,139,235
Heineken Holding NV	28,317	2,467,005
Heineken NV	62,434	6,519,913
ING Groep NV (b)	927,979	13,498,414
JDE Peet's NV	17,251	515,820
Koninklijke Ahold Delhaize NV	248,666	8,284,403
Koninklijke DSM NV	42,152	8,433,750
Koninklijke KPN NV	825,960	2,600,444
Koninklijke Philips NV	216,208	9,610,427
Koninklijke Vopak NV	18,008	709,927
NN Group NV	64,960	3,404,513
Randstad NV (b)	28,859	1,943,998
Royal Dutch Shell PLC Class A	978,274	21,771,348
Royal Dutch Shell PLC Class B	886,598	19,657,858
Universal Music Group NV (a)	176,230	4,721,048
Wolters Kluwer NV	63,763	6,762,156
		217,039,676

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	166,643	$737,352
Auckland International Airport, Ltd. (a)	294,984	1,584,498
Fisher & Paykel Healthcare Corp., Ltd.	135,850	2,985,950
Mercury NZ, Ltd.	166,846	745,663
Meridian Energy, Ltd.	305,752	1,033,236
Ryman Healthcare, Ltd.	94,456	982,160
Spark New Zealand, Ltd.	432,285	1,421,134
Xero, Ltd. (a)	31,597	3,097,995
		12,587,988
NORWAY — 0.6%
DNB Bank ASA	217,000	4,940,490
Equinor ASA	236,619	6,026,030
Gjensidige Forsikring ASA	43,976	975,382
Mowi ASA	106,355	2,706,011
Norsk Hydro ASA	315,959	2,361,692
Orkla ASA	173,932	1,598,667
Schibsted ASA Class A	17,399	827,074
Schibsted ASA Class B	24,544	1,045,389
Telenor ASA	169,001	2,848,697
		23,329,432
POLAND — 0.0% (c)
InPost SA (a)	44,483	738,508
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	681,073	3,579,609
Galp Energia SGPS SA	117,766	1,338,277
Jeronimo Martins SGPS SA	58,599	1,168,788
		6,086,674
RUSSIA — 0.1%
Coca-Cola HBC AG (a)	48,907	1,577,100
Evraz PLC	126,311	1,002,858
		2,579,958
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(d)	38,060	4,857,264
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	836,915	1,844,976
CapitaLand Integrated Commercial Trust REIT	1,240,389	1,847,283
Capitaland Investment, Ltd. (a)	615,482	1,541,425
City Developments, Ltd.	96,600	488,971
DBS Group Holdings, Ltd.	435,157	9,643,895
Genting Singapore, Ltd.	1,636,500	862,972
Keppel Corp., Ltd.	337,300	1,288,249
Mapletree Commercial Trust REIT	493,800	748,450
Mapletree Logistics Trust REIT	785,732	1,174,790
Oversea-Chinese Banking Corp., Ltd.	804,466	6,775,189
Security Description	Shares	Value
Singapore Airlines, Ltd. (a)	347,449	$1,279,704
Singapore Exchange, Ltd.	205,500	1,504,659
Singapore Technologies Engineering, Ltd.	410,500	1,146,056
Singapore Telecommunications, Ltd.	1,952,800	3,516,077
United Overseas Bank, Ltd.	276,890	5,238,861
UOL Group, Ltd.	132,632	667,046
Venture Corp., Ltd.	73,700	968,831
		40,537,434
SOUTH AFRICA — 0.3%
Anglo American PLC	311,421	10,922,581
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	60,986	1,652,885
Aena SME SA (a)(d)	17,621	3,048,983
Amadeus IT Group SA (a)	105,840	6,964,891
Banco Bilbao Vizcaya Argentaria SA (a)	1,599,853	10,565,467
Banco Santander SA	4,140,020	15,004,424
CaixaBank SA	1,090,667	3,383,936
Cellnex Telecom SA (d)	119,701	7,394,174
EDP Renovaveis SA	73,427	1,822,804
Enagas SA	57,883	1,287,066
Endesa SA	72,976	1,472,506
Ferrovial SA	116,822	3,411,645
Grifols SA	75,201	1,837,210
Iberdrola SA	1,419,156	14,284,713
Industria de Diseno Textil SA	262,654	9,669,555
Naturgy Energy Group SA	68,549	1,726,336
Red Electrica Corp. SA	102,455	2,056,544
Repsol SA	344,135	4,494,509
Siemens Gamesa Renewable Energy SA (a)	53,578	1,362,499
Telefonica SA	1,266,821	5,947,734
		97,387,881
SWEDEN — 3.4%
Alfa Laval AB	74,691	2,787,727
Assa Abloy AB Class B	241,008	6,995,498
Atlas Copco AB Class A	160,644	9,707,079
Atlas Copco AB Class B	91,319	4,644,538
Boliden AB (a)	62,314	1,996,655
Electrolux AB Class B (b)	52,990	1,225,084
Embracer Group AB (a)	114,080	1,099,261
Epiroc AB Class A	152,332	3,169,031
Epiroc AB Class B	92,670	1,642,447
EQT AB	69,727	2,897,257
Essity AB Class B	142,979	4,437,313
Evolution AB (d)	39,907	6,047,527
Fastighets AB Balder Class B (a)	26,989	1,623,033
H & M Hennes & Mauritz AB Class B (a)	175,404	3,552,834
Hexagon AB Class B	462,852	7,164,179

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Husqvarna AB Class B	101,271	$1,210,597
ICA Gruppen AB	22,934	1,052,905
Industrivarden AB Class A	24,590	786,095
Industrivarden AB Class C	35,307	1,091,564
Investment AB Latour Class B	36,812	1,139,895
Investor AB Class B	438,761	9,441,588
Kinnevik AB Class B (a)	60,470	2,127,198
L E Lundbergforetagen AB Class B	17,802	977,594
Lundin Energy AB	50,833	1,888,242
Nibe Industrier AB Class B	336,106	4,226,587
Sandvik AB	266,678	6,096,680
Securitas AB Class B	76,709	1,214,932
Sinch AB (a)(d)	120,870	2,345,477
Skandinaviska Enskilda Banken AB Class A	381,147	5,375,221
Skanska AB Class B	83,097	2,086,097
SKF AB Class B	89,660	2,115,705
Svenska Cellulosa AB SCA Class B	141,992	2,202,073
Svenska Handelsbanken AB Class A	346,035	3,877,975
Swedbank AB Class A	220,886	4,457,073
Swedish Match AB	366,720	3,213,419
Tele2 AB Class B (b)	117,668	1,743,442
Telefonaktiebolaget LM Ericsson Class B (b)	704,483	7,956,762
Telia Co. AB	632,159	2,602,270
Volvo AB Class A	44,538	1,007,000
Volvo AB Class B	345,269	7,713,796
		136,939,650
SWITZERLAND — 9.4%
ABB, Ltd.	409,747	13,693,556
Adecco Group AG	37,142	1,859,231
Alcon, Inc.	120,286	9,730,246
Baloise Holding AG	10,935	1,657,127
Banque Cantonale Vaudoise	7,830	594,763
Barry Callebaut AG	838	1,898,802
Chocoladefabriken Lindt & Spruengli AG (e)	244	2,725,497
Chocoladefabriken Lindt & Spruengli AG (e)	26	3,063,086
Cie Financiere Richemont SA	124,786	12,925,590
Clariant AG (a)	53,896	1,010,667
Credit Suisse Group AG	599,273	5,912,867
EMS-Chemie Holding AG	1,712	1,615,976
Geberit AG	8,729	6,402,667
Givaudan SA	2,188	9,965,663
Holcim, Ltd. (a)	122,747	5,908,856
Julius Baer Group, Ltd.	53,647	3,560,851
Kuehne + Nagel International AG	12,766	4,354,121
Logitech International SA	40,393	3,590,181
Lonza Group AG	17,826	13,358,549
Nestle SA	684,411	82,385,134
Security Description	Shares	Value
Novartis AG	529,348	$43,364,211
Partners Group Holding AG	5,332	8,313,293
Roche Holding AG Bearer Shares	7,655	3,138,764
Roche Holding AG	167,367	61,024,960
Schindler Holding AG (e)	9,755	2,616,394
Schindler Holding AG (e)	4,860	1,250,853
SGS SA	1,457	4,236,997
Sika AG	33,952	10,724,348
Sonova Holding AG	12,868	4,858,230
STMicroelectronics NV	163,677	7,150,119
Straumann Holding AG	2,429	4,352,113
Swatch Group AG (e)	6,518	1,698,786
Swatch Group AG (e)	13,415	689,593
Swiss Life Holding AG	7,554	3,802,544
Swiss Prime Site AG	18,629	1,817,943
Swisscom AG	6,276	3,608,233
Temenos AG	16,752	2,270,828
UBS Group AG	866,317	13,814,476
Vifor Pharma AG	10,886	1,409,649
Zurich Insurance Group AG	35,535	14,516,960
		380,872,724
TAIWAN — 0.1%
Sea, Ltd. ADR (a)	16,200	5,163,426
UNITED KINGDOM — 11.8%
3i Group PLC	236,357	4,062,703
Abrdn PLC	508,523	1,740,353
Admiral Group PLC	46,217	1,932,469
Ashtead Group PLC	108,297	8,192,306
Associated British Foods PLC	88,706	2,209,689
AstraZeneca PLC	367,959	44,376,856
Auto Trader Group PLC (d)	241,660	1,907,123
AVEVA Group PLC	28,303	1,368,881
Aviva PLC	946,785	5,021,382
BAE Systems PLC	757,271	5,739,656
Barclays PLC	4,088,041	10,394,944
Barratt Developments PLC	239,246	2,116,375
Berkeley Group Holdings PLC	28,426	1,661,126
BP PLC	4,798,076	21,869,941
British American Tobacco PLC	520,386	18,202,668
British Land Co. PLC REIT	225,039	1,494,327
BT Group PLC (a)	2,107,226	4,520,679
Bunzl PLC	78,737	2,599,719
Burberry Group PLC	93,526	2,277,713
CK Hutchison Holdings, Ltd.	630,500	4,206,146
CNH Industrial NV	237,472	3,993,748
Coca-Cola Europacific Partners PLC (e)	24,266	1,334,526
Coca-Cola European Partners PLC (e)	23,700	1,310,373
Compass Group PLC (a)	423,927	8,675,918
Croda International PLC	33,885	3,885,183
DCC PLC	23,338	1,946,965

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Diageo PLC	556,481	$26,961,032
Direct Line Insurance Group PLC	313,441	1,223,932
Entain PLC (a)	139,199	3,978,551
Experian PLC	220,336	9,236,412
GlaxoSmithKline PLC	1,198,191	22,629,607
Halma PLC	90,997	3,473,392
Hargreaves Lansdown PLC	90,128	1,731,734
HSBC Holdings PLC	4,838,866	25,318,714
Imperial Brands PLC	222,349	4,654,074
Informa PLC (a)	354,199	2,606,601
InterContinental Hotels Group PLC (a)	43,045	2,750,427
Intertek Group PLC	39,105	2,616,687
J Sainsbury PLC	424,217	1,627,078
JD Sports Fashion PLC	129,494	1,821,126
Johnson Matthey PLC	46,740	1,678,073
Just Eat Takeaway.com NV (a)(d)	41,927	3,064,941
Kingfisher PLC	521,819	2,357,086
Land Securities Group PLC REIT	168,381	1,570,472
Legal & General Group PLC	1,416,747	5,326,593
Lloyds Banking Group PLC	16,804,927	10,467,111
London Stock Exchange Group PLC	77,191	7,740,622
M&G PLC	657,048	1,796,457
Melrose Industries PLC	1,060,342	2,463,538
National Grid PLC	855,207	10,197,590
Natwest Group PLC	1,359,918	4,102,849
Next PLC	31,355	3,451,510
Ocado Group PLC (a)	117,549	2,628,816
Pearson PLC	177,492	1,703,387
Persimmon PLC	78,432	2,807,094
Phoenix Group Holdings PLC	160,128	1,385,317
Prudential PLC	626,717	12,170,277
Reckitt Benckiser Group PLC	169,510	13,326,128
RELX PLC (e)	349,642	10,071,975
RELX PLC (e)	107,309	3,107,944
Rentokil Initial PLC	438,944	3,449,368
Rolls-Royce Holdings PLC (a)	2,047,379	3,826,617
Sage Group PLC	253,546	2,415,880
Schroders PLC	29,656	1,429,234
Segro PLC REIT	283,552	4,558,144
Severn Trent PLC	58,866	2,062,300
Smith & Nephew PLC	206,522	3,560,436
Smiths Group PLC	90,381	1,744,026
Spirax-Sarco Engineering PLC	17,659	3,555,598
SSE PLC	253,334	5,337,741
St James's Place PLC	124,600	2,515,241
Standard Chartered PLC	619,828	3,625,932
Taylor Wimpey PLC	844,503	1,762,622
Tesco PLC	1,857,517	6,330,483
Unilever PLC	622,813	33,741,831
United Utilities Group PLC	163,464	2,129,040
Security Description	Shares	Value
Vodafone Group PLC	6,725,429	$10,241,247
Whitbread PLC (a)	47,598	2,117,845
Wm Morrison Supermarkets PLC	581,857	2,310,491
WPP PLC	293,145	3,930,198
		479,733,190
UNITED STATES — 0.8%
CyberArk Software, Ltd. (a)	9,700	1,530,854
Ferguson PLC	53,608	7,447,209
James Hardie Industries PLC	103,737	3,676,623
QIAGEN NV (a)	56,343	2,924,730
Stellantis NV (e)	201,298	3,838,381
Stellantis NV (e)	285,896	5,443,740
Swiss Re AG	72,389	6,172,451
Tenaris SA	105,028	1,105,370
		32,139,358
TOTAL COMMON STOCKS (Cost $3,049,149,337)		3,994,100,697

RIGHTS — 0.0% (c)
FRANCE — 0.0% (c)
Veolia Environnement SA (expiring 10/1/21) (a)	127,874	106,152
GERMANY — 0.0% (c)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	64,206	152,544
TOTAL RIGHTS (Cost $363,057)		258,696
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	50,936,995	50,947,183
State Street Navigator Securities Lending Portfolio II (h) (i)	37,446,855	37,446,855
TOTAL SHORT-TERM INVESTMENTS (Cost $88,394,038)		88,394,038
TOTAL INVESTMENTS — 100.5% (Cost $3,137,906,432)		4,082,753,431
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(19,747,331)
NET ASSETS — 100.0%		$4,063,006,100
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	629	12/17/2021	$74,554,037	$71,297,150	$(3,256,887)
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$108,394,449	$3,885,706,248	$—	$3,994,100,697
Rights	152,544	106,152	—	258,696
Short-Term Investments	88,394,038	—	—	88,394,038
TOTAL INVESTMENTS	$196,941,031	$3,885,812,400	$—	$4,082,753,431
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,256,887)	—	—	(3,256,887)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,256,887)	$—	$—	$(3,256,887)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	16.9%
Industrials	15.5
Consumer Discretionary	12.5
Health Care	12.4
Consumer Staples	10.1
Information Technology	9.5
Materials	7.2
Communication Services	4.7
Energy	3.4
Utilities	3.2
Real Estate	2.9
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$462,741,439	$478,059,195	$3,480	$—	50,936,995	$50,947,183	$5,729
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	320,812,361	306,379,863	—	—	37,446,855	37,446,855	169,319
Total		$89,275,816	$783,553,800	$784,439,058	$3,480	$—		$88,394,038	$175,048
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Portfolio's securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2021, the independent fair value service was used for certain foreign securities in the Portfolio's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2021, the Portfolio entered into futures contracts for cash equitization.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2021, are disclosed in the Schedule of Investments.